Tax - Tax charged/(credited) to the consolidated income statement - continuing operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Income Taxes [Line Items]
Tax expense (income), continuing operations	£ 339	£ (889)	£ 374
Before exceptional items and remeasurements
Disclosure Of Income Taxes [Line Items]
Tax expense (income), continuing operations	488	584	666
Exceptional items and remeasurements
Disclosure Of Income Taxes [Line Items]
Tax expense (income), continuing operations	(149)	(1,473)	(292)
Exceptional tax on items not included in profit before tax
Disclosure Of Income Taxes [Line Items]
Tax expense (income), continuing operations	0	(1,510)	(94)
Tax on other exceptional items and remeasurements
Disclosure Of Income Taxes [Line Items]
Tax expense (income), continuing operations	£ (149)	£ 37	£ (198)